BMW Vehicle Owner Trust 2016-A

Accrued Interest Date:	4/25/17	Collection Period Ending:	4/30/17
Current Payment Date:	5/25/17	Period:	10

Balances
	Initial	Beginning of Period	End of Period

Pool Balance	$1,353,937,519.02	$932,651,307.55	$895,310,224.31

Yield Supplement Overcollateralization	$71,861,249.18	$41,662,579.15	$39,274,123.75

Adjusted Pool Balance	$1,282,076,269.84	$890,988,728.40	$856,036,100.56

Reserve Account	$3,205,190.67	$3,205,190.67	$3,205,190.67

Overcollateralization	$32,076,269.84	$32,051,906.75	$32,051,906.75

Notes				Ratio

Class A-1 Notes	$329,000,000.00	-	-	0.0%

Class A-2a Notes	$325,000,000.00	$280,176,593.41	$254,933,028.86	30.9%

Class A-2b Notes	$125,000,000.00	$107,760,228.24	$98,051,164.95	11.9%

Class A-3 Notes	$356,000,000.00	$356,000,000.00	$356,000,000.00	43.2%

Class A-4 Notes	$115,000,000.00	$115,000,000.00	$115,000,000.00	14.0%
	$1,250,000,000.00	$858,936,821.65	$823,984,193.81	100.0%

Reconciliation of Collection Account
Available Funds:

Available Interest:

Interest Collected on Receivables	$2,091,167.58
Servicer Advances	129,703.83
Servicer Advance Reimbursement	101,131.68

Administrative Purchase Payment	0.00

Warranty Purchase Payment	5,207.99

Recoveries	5,927.33

Investment Earnings from Reserve Account	1,006.50

Investment Earnings from Collection Account	0.00

Total Available Interest	$2,131,881.55

Available Principal:

Principal Collection on Receivables

Receipts of Scheduled Principal	$25,579,287.74

Receipts of Pre-Paid Principal	10,735,160.49

Liquidation Proceeds	399,136.41

Administrative Purchase Payment	0.00

Warranty Purchase Payment	264,430.35

Total Available Principal	$36,978,014.99

Advances from the Reserve Account	$0.00

Release from the Reserve Fund Account	$0.00

Total Available Funds	$39,109,896.54

Distributions:

Servicing Fees	$777,209.42

Non-recoverable Servicer Advance Reimbursement	15,888.99

Noteholder's Accrued and Unpaid Interest	817,075.21

Priority Principal Distribution to Noteholder's	2,900,721.09

Reserve Account Deposit to achieve the Specified Reserve Account Balance	0.00

Regular Principal Distributable Amount to Noteholders	32,051,906.75

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (subject to annual cap)

Amounts paid to Indenture Trustee, Owner Trustee and Asset	0.00
Representations Reviewer (not subject to annual cap)

Certificate Distribution Account (any remaining payments)	2,547,095.08

Total Distributions	$39,109,896.54

Monthly Period Receivables Principal Balance Calculation

Beginning Receivable Principal Balance	$932,651,307.55

Monthly Principal Received

Regular Principal Received	$25,579,287.74

Prepaid Principal Received	10,735,160.49

Liquidation Proceeds	399,136.41

Principal Balance Allocable to Gross Charge-offs	363,068.25

Principal Portion of Repurchased Receivables	264,430.35

Total Monthly Principal Amounts	$37,341,083.24

Ending Receivable Principal Balance	$895,310,224.31

Payments to Indenture Trustee, Owner Trustee and Asset Representations Reviewer

Indenture Trustee

Amount due and payable to Indenture Trustee before giving effect to	-
payments on current Payment Date:

Amount due and payable to Indenture Trustee after giving effect to	0.00
payments on current Payment Date:

Owner Trustee

Amount due and payable to Owner Trustee before giving effect to	-
payments on current Payment Date:

Amount due and payable to Owner Trustee after giving effect to	0.00
payments on current Payment Date:

Asset Representations Reviewer Trustee

Amount due and payable to Asset Representations Reviewer before	-
giving effect to payments on current Payment Date:

Amount due and payable to Asset Representations Reviewer after	0.00
giving effect to payments on current Payment Date:

Distributions

Interest Distributable Amount			Interest Rate	Current Payment	Per $1,000

Class A-1 Notes			0.62000%	$0.00	0.00
Class A-2a Notes			0.99000%	$231,145.69	0.71
Class A-2b Notes			1.23056%	$110,504.52	0.88
Class A-3 Notes			1.16000%	$344,133.33	0.97
Class A-4 Notes			1.37000%	$131,291.67	1.14
				$817,075.21

Monthly Principal Distributable Amount	Beginning Balance	Current Payment	Ending Balance	Per $1,000	Note Factor
Class A-1 Notes	-	-	-	0.00	0.00
Class A-2a Notes	$280,176,593.41	$25,243,564.55	$254,933,028.86	77.67	0.78
Class A-2b Notes	$107,760,228.24	$9,709,063.29	$98,051,164.95	77.67	0.78
Class A-3 Notes	$356,000,000.00	-	$356,000,000.00	0.00	1.00
Class A-4 Notes	$115,000,000.00	-	$115,000,000.00	0.00	1.00
	858,936,821.65	34,952,627.84	823,984,193.81

Carryover Shortfalls

	Prior Period Carryover	Current Payment	Per $1,000
Class A-1 Interest Carryover Shortfall	-	-	-
Class A-2a Interest Carryover Shortfall	-	-	-
Class A-2b Interest Carryover Shortfall	-	-	-
Class A-3 Interest Carryover Shortfall	-	-	-
Class A-4 Interest Carryover Shortfall	-	-	-

Yield Supplement Overcollateralization

Previous Distribution Date Required Amount	41,662,579.15
Beginning Period Amount	41,662,579.15
Current Distribution Date Required Amount	39,274,123.75
Current Period Release	2,388,455.40
Ending Period Amount	39,274,123.75

Reserve Account

Beginning Period Required Amount	$3,205,190.67
Beginning Period Amount	3,205,190.67
Net Investment Earnings	1,006.50
Current Period Deposit Amount Due	0.00
Reserve Fund Draw Amount	0.00
Ending Period Required Amount	3,205,190.67
Release to Depositor	1,006.50
Ending Period Amount	$3,205,190.67

Overcollateralization

Beginning Period Overcollateralization Amount	$32,051,906.75
Target Overcollateralization Amount	$32,051,906.75
Ending Period Over Collateralization Amount	$32,051,906.75
Current Period Release	$0.00

Receivables Data

		Beginning Period	Ending Period
Number of Receivables		42,238	41,472
Weighted Average Remaining Term		42.83	42.02
Weighted Average Annual Percentage Rate		2.79%	2.79%

Delinquencies as of the end of the Current Period
	Units	Dollar Amount	% of Ending Rec Prin Bal
30-59 Days	134	$4,398,539.26	0.49%
60-89 Days	30	956,123.51	0.11%
90-119 Days	16	655,667.46	0.07%
120+ Days	10	332,665.48	0.04%

Total 30+ Days Past Due as of the end of the current period	190	$6,342,995.71	0.71%
Total 60+ Days Past Due as of the end of the current period	56	$1,944,456.45	0.22%

Delinquencies as of the end of prior periods
Total 30+ Days Past Due as of the end of the prior period			0.66%
Total 30+ Days Past Due as of the end of the 2nd preceding period			0.65%
Total 30+ Days Past Due as of the end of the 3rd preceding period			0.64%

Repossessions		Units	Dollar Amount
Beginning Period Repossessed Receivables Balance		43	1,594,241.08
Ending Period Repossessed Receivables Balance		41	1,541,226.57
Principal Balance of 90+ Day Repossessed Vehicles		2	106,904.53

Write-offs as of the end of the Current Period		Units	Dollar Amount
Gross Principal Write-offs		22	363,068.25
Recoveries		11	5,927.33
Net Write-Offs			357,140.92
Cumulative Net Write-offs		100	$2,112,117.88
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.23%
Charge Off Rate **			0.16%
Avg of Net Write-offs ***			$21,121.18

Historical Loss Information

Write-offs as of the end of the Prior Period		Units	Dollar Amount
Gross Principal Write-offs		17	353,535.99
Recoveries		14	10,780.84
Net Write-Offs			342,755.15
Cumulative Net Write-offs		78	$1,754,976.96
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.18%
Charge Off Rate **			0.13%
Avg of Net Write-offs ***			$22,499.70

Write-offs as of the end of the 2nd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		12	211,062.58
Recoveries		14	21,147.74
Net Write-Offs			189,914.84
Cumulative Net Write-offs		61	$1,412,221.81
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.14%
Charge Off Rate **			0.10%
Avg of Net Write-offs ***			$23,151.18

Write-offs as of the end of the 3rd Preceding Period		Units	Dollar Amount
Gross Principal Write-offs		13	439,751.97
Recoveries		6	17,337.13
Net Write-Offs			422,414.84
Cumulative Net Write-offs		49	$1,222,306.97
Ratio of Cumulative Net Write-offs to Avg Portfolio Balance *			0.12%
Charge Off Rate **			0.09%
Avg of Net Write-offs ***			$24,945.04

*Ratio of Cumulative Net Write-offs to Avg Portfolio Balance is calculated by dividing the Cumulative Net Write-offs for the period by the Avg Portfolio Balance for the period.
Avg Portfolio Balance for a period is equal to the average of the Begining Receivable Principal Balance and the Ending Receivable Principal Balance for such period.
**Charge Off Rate is calculated by dividing Cumulative Net Write-offs by initial Pool Balance as of the Cut-off Date.
*** Average of Net Write-offs is calculated by dividing Cumulative Net Write-offs by the aggregate number of Receivables that have experienced a net write-off.